MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2016
MAJOR CUSTOMERS
MAJOR CUSTOMERS

25. MAJOR CUSTOMERS

        Details of customers accounting for 10% or more of total net revenues are as follows:

	Years Ended December 31,
	2014	2015	2016
	$	$	$
Company A	214,347	160,183	—
Company B	218,631	7,544	—

        The accounts receivable from three customers with the largest receivable balances represents 9%, 6% and 4% of the balance of the account at December 31, 2016, and 18%, 5% and 4% of the balance of the account at December 31, 2015, respectively. The balance from the customer with the largest receivable balance is $78,630 and $34,468 as of December 31, 2015 and 2016, respectively.